Loan Payables (Tables)	6 Months Ended
Jun. 30, 2023
Loan Payables [Abstract]
Schedule of Loan Payables	At June 30, 2023 and December 31, 2022, loan payables consisted of the following.
	June 30, 2023	December 31, 2022
	(Unaudited)
Short-term borrowings	$2,550,423	$506,578
Long-term borrowings	-	2,171,050
Total	$2,550,423	$2,677,628